Goodwill and other intangible assets - Goodwill and intangible asset by segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 9,060	$ 9,689
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,926	8,926
Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	739	739
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	60	91
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,018	2,380
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,861	3,099
Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	402	400
Operating segments | Surgical
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,260	4,577
Operating segments | Surgical | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,544	4,544
Operating segments | Surgical | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	564	564
Operating segments | Surgical | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	60	91
Operating segments | Surgical | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	534	583
Operating segments | Surgical | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,861	3,099
Operating segments | Surgical | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	241	240
Operating segments | Vision Care
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,820	2,132
Operating segments | Vision Care | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,382	4,382
Operating segments | Vision Care | Acquired in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	175	175
Operating segments | Vision Care | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,484	1,797
Operating segments | Vision Care | Other (including software)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	161	160
Not allocated to segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,980	2,980
Not allocated to segments | Alcon brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980